                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                           AIM AGGRESSIVE GROWTH FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002
                          as supplemented June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

         - Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         - Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM CAPITAL DEVELOPMENT FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002
                          as supplemented June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         - Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         - James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

         They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                AIM CHARTER FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002
                          as supplemented June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

At a meeting held on June 11, 2002, the Board of Trustees of AIM Equity Funds, on behalf of AIM Charter Fund (the "Fund"), voted to delete the Fund's secondary investment objective and change the Fund's investment policies as noted below.

The following information replaces in its entirety the first paragraph, and the first, second and third sentences of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the Prospectus:

         "The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

              The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities."

The following information replaces in its entirety the first sentence of the first paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the Prospectus:

         "There is a risk that you could lose all or a portion of your investment in the fund."

The changes noted above become effective September 30, 2002.

The following information replaces in its entirety the last two sentences of the second paragraph and the third and fourth paragraphs appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the Prospectus:

              "For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

              In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

              A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn."

The following information replaces in its entirety the third paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the
Prospectus:

         "To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS " on page 4 of the
Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         - Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

The changes noted above become effective July 1, 2002.

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM CONSTELLATION FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002
                          as supplemented June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

         - Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large

Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM CORE STRATEGIES FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                 as supplemented March 1, 2002 and June 7, 2002

This supplement supercedes and replaces in their entirety the supplements dated March 1, 2002 and June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Duy Nguyen (lead manager), Senior Quantitative Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc. Mr. Nguyen also served as assistant vice president and quantitative equity analyst for Van Kampen American Capital from 1996 to 1997. Mr. Nguyen holds a Chartered Financial Analyst designation.

         - Polly Ahrendts, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1985.

         They are assisted by the Quantitative Research Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM DENT DEMOGRAPHIC TRENDS FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                          as supplemented June 7, 2002


This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

         - Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EMERGING GROWTH FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                          as supplemented June 7, 2002


This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

         - Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM WEINGARTEN FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002
                          as supplemented June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 7, 2002.

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         - Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                                   Supplement
                            dated July 1, 2002
                        to the Prospectus dated March 1,
                         2002 as revised March 5, 2002
                       and as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the AIM Blue Chip Fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM BLUE CHIP FUND (BLUE
CHIP)":

     "The fund seeks to meet its objectives by investing, normally, at least 80% of its assets, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess the following characteristics:

         - MARKET CHARACTERISTICS - Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have
                (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

         - FINANCIAL CHARACTERISTICS - Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

     The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities."

The changes noted above become effective July 1, 2002.

At a meeting held on June 11, 2002, the Board of Trustees of AIM Equity Funds, on behalf of AIM Charter Fund (the "Fund"), voted to delete the Fund's secondary investment objective and change the Fund's investment policies as noted below.

The following information replaces in its entirety the first and second paragraphs under the heading, "INVESTMENT OBJECTIVES AND STRATEGIES - AIM CHARTER FUND (CHARTER)" on page 1 of the prospectus:

         "The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

         The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn."

The changes noted above become effective September 30, 2002

The following information is added after the second sentence in the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - ALL FUNDS" on page 2 of the prospectus:

         "For cash management purposes, the funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the second paragraph, under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - ALL FUNDS" on page 2 of the prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective."

The following information replaces in its entirety the second paragraph, under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - CHARTER" on page 2 of the prospectus:

         "To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective."

The changes noted above become effective July 1, 2002.

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AGGRESSIVE GROWTH" on page 10 of the prospectus:

         "PORTFOLIO MANAGERS

         The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are

         AGGRESSIVE GROWTH

         - Robert M. Kippes (lead manager), Senior Portfolio Manager, who who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

         - Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         - Jay K. Rushin, Portfolio Manager who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998 he was an associate equity analyst for Prudential Securities.

                  They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CAPITAL DEVELOPMENT" on page 10 of the prospectus:

         "CAPITAL DEVELOPMENT

         - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         - Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

         - James Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc. Prior to 1998, he was a full time student.

                  They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www. aimfunds.com)."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CHARTER" on page 10 of the prospectus:

         "CHARTER

         - Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         - Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CONSTELLATION" on page 10 of the prospectus:

         "CONSTELLATION

         - Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

         - Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

         They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - WEINGARTEN" on page 11 of the prospectus:

         "WEINGARTEN

         - Lanny Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

         - Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                            AIM CORE STRATEGIES FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                         AIM LARGE CAP CORE EQUITY FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                          Supplement dated July 1, 2002
          to the Statement of Additional Information dated June 3, 2002 as supplemented June 3, 2002 and June 7, 2002

This supplement supercedes and replaces in its entirety the supplement dated June 3, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new non-fundamental policies:

         - "AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Large Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities and warrants, of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The changes noted above become effective July 1, 2002.

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 28 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion."

The tenth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 28 has been deleted in its entirety.

The following information replaces in its entirety the fourth paragraph under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 59 of the Statement of Additional Information:

                   "AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for one or more classes. AIM Distributors will not waive 12b-1 fees for Class B shares that are publicly offered. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                          Supplement dated July 1, 2002
         to the Statement of Additional Information dated March 1, 2002 as supplemented March 1, 2002 and March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new non-fundamental policy:

         - "AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions." The changes noted above become effective July 1, 2002.

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 27 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion."